Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Leases [Abstract]
Cost, beginning
Additions
Disposals
Cost, ending	23,811
Accumulated depreciation, beginning
Additions	(13,098)
Disposals
Accumulated depreciation, ending	$ (13,098)